Fair Value Measurements (Details Textual) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
IPO and Placement Warrant Liability [Member]
Fair Value Measurements (Textual)
Warrants price	$ 0.10	$ 0.20